Business Combinations - Schedule of Business Combinations (Details)	12 Months Ended
Sep. 30, 2015
Note 1 [Member]
Name of Entity	Aqua Mining (PNG) Ltd
Country of Incorporation	Papua New Guinea
Acquisition Date	Feb. 28, 2014
Voting Equity Interests	90.00%
Nature of Relationship	Note 1
Note 2 [Member]
Name of Entity	Angel Jade Pty Ltd
Country of Incorporation	Australia
Acquisition Date	Dec. 10, 2014
Voting Equity Interests	70.00%
Nature of Relationship	Note 2